EQUITY INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2012	2013
	RMB	RMB

Equity method investment	3,712	6,173
Cost method investment	18,721	18,721
	22,433	24,894

Equity Method Investments [Table Text Block]
A summary of the financial information of Liyu is set forth below:

Balance sheets:	September 30,
	2012	2013
	RMB	RMB

Current assets	14,091	15,187
Non-current assets	5,783	8,296
Total assets	19,874	23,483
Current and total liabilities	(7,275)	(2,678)
Total shareholders’ equity	12,599	20,805

	Year ended
Operating results:	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Revenue	19,027	19,038	27,125
Income from operations	11,304	11,818	16,653
Net income	9,845	13,434	17,206